Other Payables - Schedule of Other Payables (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Professional fee payable		$ 375,650	$ 525,426
Salaries and bonuses payable		333,775	615,645
Pension payable		30,830	26,826
Output tax payable		75,927	44,381
Others	[1]	373,088	1,238,857
Total		$ 1,189,270	$ 2,451,135

[1]	Others primarily includes accrued expenses and accrued interest on borrowings.